financial instruments - Liquidity risk (Details) $ in Millions, $ in Billions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Liquidity risk
Total		$ 40,209	$ 34,005
Debt or equity securities pursuant to a shelf prospectus expiring September 2024 | U.S
Liquidity risk
Equity securities that may be offered pursuant to a shelf prospectus	$ 3.5
Debt or equity securities pursuant to a shelf prospectus expiring June, 2023
Liquidity risk
Equity securities that may be offered pursuant to a shelf prospectus			2,750
Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities		3,896	3,493
Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities		114	117
Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities		33,664	27,989
Leases
Liquidity risk
Contractual maturities, non-derivative liabilities		2,813	2,235
Composite long-term debt
Liquidity risk
Total		36,220
Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities			8
First year
Liquidity risk
Total		7,099	7,057
First year | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities		3,613	3,395
First year | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities		9	15
First year | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities		2,907	3,130
First year | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities		596	504
First year | Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities			8
2 years hence
Liquidity risk
Total		4,014	1,593
2 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities		254	62
2 years hence | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities		105	1
2 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities		3,126	1,167
2 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities		537	364
3 years hence
Liquidity risk
Total		2,182	2,142
3 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities		16	13
3 years hence | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities			101
3 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities		1,800	1,724
3 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities		379	305
4 years hence
Liquidity risk
Total		2,436	2,425
4 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities		12	14
4 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities		2,154	2,217
4 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities		273	176
5 years hence
Liquidity risk
Total		2,382	2,049
5 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities		1	2
5 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities		2,197	1,901
5 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities		218	144
5 years hence to 10 years
Liquidity risk
Total		10,297	7,824
5 years hence to 10 years | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities			7
5 years hence to 10 years | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities		9,929	7,351
5 years hence to 10 years | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities		446	398
Thereafter
Liquidity risk
Total		11,799	10,915
Thereafter | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities		11,551	10,499
Thereafter | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities		364	344
Currency risk related to long-term debt | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(8,994)	(7,575)
Amounts to be exchanged, Pay		8,737	7,742
Currency risk related to long-term debt | Composite long-term debt
Liquidity risk
Total		36,220	30,391
Currency risk related to long-term debt | First year | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(1,679)	(2,050)
Amounts to be exchanged, Pay		1,674	2,059
Currency risk related to long-term debt | 2 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(201)	(149)
Amounts to be exchanged, Pay		193	148
Currency risk related to long-term debt | 3 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(599)	(149)
Amounts to be exchanged, Pay		586	148
Currency risk related to long-term debt | 4 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(165)	(522)
Amounts to be exchanged, Pay		162	540
Currency risk related to long-term debt | 5 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(1,644)	(116)
Amounts to be exchanged, Pay		1,610	118
Currency risk related to long-term debt | 5 years hence to 10 years | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(1,785)	(1,784)
Amounts to be exchanged, Pay		1,707	1,852
Currency risk related to long-term debt | Thereafter | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(2,921)	(2,805)
Amounts to be exchanged, Pay		2,805	2,877
Currency risk related to foreign currency transactions | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(669)	(544)
Amounts to be exchanged, Pay		648	540
Currency risk related to foreign currency transactions | First year | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)		(669)	(544)
Amounts to be exchanged, Pay		$ 648	$ 540